AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 70.4%
Communication Services - 15.7%
Alphabet, Inc., Class C*	56,000	$115,843,280
Bollore SA (France)	51,746,528	249,722,949
Fox Corp., Class B	3,000,000	104,790,000
News Corp., Class A	3,685,000	93,709,550
News Corp., Class B	200,000	4,692,000
The Walt Disney Co.*	450,000	83,034,000

Total Communication Services		651,791,779
Consumer Discretionary - 9.4%
Booking Holdings, Inc.*	40,000	93,193,600
Continental AG (Germany)*	400,000	52,949,810
Hyundai Home Shopping Network Corp. (South Korea)	547,254	39,224,609
Hyundai Mobis Co., Ltd. (South Korea)	260,000	67,441,894
Macy's, Inc.	2,400,000	38,856,000
Ralph Lauren Corp.	183,000	22,538,280
Rinnai Corp. (Japan)	160,000	17,945,906
Sodexo, S.A. (France)*	600,000	57,484,951
Stanley Electric Co., Ltd. (Japan)	75,832	2,264,916

Total Consumer Discretionary		391,899,966
Consumer Staples - 18.0%
Ambev S.A., ADR (Brazil)	7,000,000	19,180,000
Associated British Foods PLC (United Kingdom)*	3,700,000	122,927,074
The Coca-Cola Co.	1,300,000	68,523,000
Hengan International Group Co., Ltd. (China)	5,872,300	38,612,386
Ingredion, Inc.	540,000	48,556,800
KT&G Corp. (South Korea)	1,500,000	108,054,967
PepsiCo, Inc.	650,000	91,942,500
The Procter & Gamble Co.	630,000	85,320,900
Sysco Corp.	1,400,000	110,236,000
Tyson Foods, Inc., Class A	700,000	52,010,000

Total Consumer Staples		745,363,627
Energy - 3.0%
Canadian Natural Resources, Ltd. (Canada)[1]	2,125,008	65,598,997
ConocoPhillips	300,000	15,891,000
Exxon Mobil Corp.	250,000	13,957,500
Weatherford International PLC*	2,421,818	30,853,961

Total Energy		126,301,458
Financials - 6.6%
The Bank of New York Mellon Corp.	650,000	30,738,500
Berkshire Hathaway, Inc., Class B*	165,000	42,152,550
The Charles Schwab Corp.	855,000	55,728,900
	Shares	Value

First Hawaiian, Inc.	696,000	$19,049,520
State Street Corp.	800,000	67,208,000
U.S. Bancorp	750,000	41,482,500
Wells Fargo & Co.	500,000	19,535,000

Total Financials		275,894,970
Health Care - 1.7%
Johnson & Johnson	430,000	70,670,500
Industrials - 7.9%
Aggreko PLC (United Kingdom)	2,890,601	34,924,248
Brenntag SE (Germany)	1,650,000	140,957,708
L3Harris Technologies, Inc.	170,000	34,455,600
Lockheed Martin Corp.	95,000	35,102,500
Mitsuboshi Belting, Ltd. (Japan)	91,535	1,475,281
MSC Industrial Direct Co., Inc., Class A1	220,000	19,841,800
Northrop Grumman Corp.	110,000	35,600,400
Societe BIC, S.A. (France)	300,000	17,560,474
Yuasa Trading Co., Ltd. (Japan)	332,500	9,397,274

Total Industrials		329,315,285
Information Technology - 6.5%
Cisco Systems, Inc.	300,000	15,513,000
Cognizant Technology Solutions Corp., Class A	1,050,000	82,026,000
Microsoft Corp.	650,000	153,250,500
Oracle Corp.	250,000	17,542,500

Total Information Technology		268,332,000
Materials - 1.6%
Huntsman Corp.	1,600,000	46,128,000
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	20,211,544

Total Materials		66,339,544

Total Common Stocks (Cost $2,087,659,476)		2,925,909,129

	Principal Amount
Corporate Bonds and Notes - 2.6%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$22,824,000	20,192,393
Financials - 0.3%
Service Properties Trust
4.350%, 10/01/24	12,174,000	12,102,626
Industrials - 1.8%
Macy's Retail Holdings, LLC
2.875%, 02/15/23	3,580,000	3,606,224
3.625%, 06/01/24	411,000	411,000

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 1.8% (continued)
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	$74,388,000	$71,412,480

Total Industrials		75,429,704

Total Corporate Bonds and Notes (Cost $115,111,346)		107,724,723

	Shares
Preferred Stocks - 11.4%
Consumer Discretionary - 0.5%
Hyundai Motor Co., 2.840% (South Korea)	219,279	19,488,861
Hyundai Motor Co., 2.950% (South Korea)	32,230	2,805,880

Total Consumer Discretionary		22,294,741
Consumer Staples - 0.5%
Amorepacific Corp., 0.920% (South Korea)	250,000	18,536,386
Information Technology - 10.4%
Samsung Electronics Co., Ltd., 1.880% (South Korea)	6,650,000	430,708,655

Total Preferred Stocks (Cost $155,965,167)		471,539,782
	Shares	Value

Short-Term Investments - 14.5%
Other Investment Companies - 14.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	284,636,298	$284,636,298
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[3]	319,240,106	319,240,106

Total Short-Term Investments (Cost $603,876,404)		603,876,404
Total Investments - 98.9% (Cost $2,962,612,393)		4,109,050,038
Other Assets, less Liabilities - 1.1%		44,675,996
Net Assets - 100.0%		$4,153,726,034

*	Non-income producing security.
[1]	Some of these securities, amounting to $21,821,484 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $91,604,873 or 2.2% of net assets.
[3]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$475,769,200	$269,594,427	—	$745,363,627
Communication Services	402,068,830	249,722,949	—	651,791,779
Consumer Discretionary	154,587,880	237,312,086	—	391,899,966
Industrials	125,000,300	204,314,985	—	329,315,285
Financials	275,894,970	—	—	275,894,970
Information Technology	268,332,000	—	—	268,332,000
Energy	126,301,458	—	—	126,301,458
Health Care	70,670,500	—	—	70,670,500
Materials	46,128,000	20,211,544	—	66,339,544
Corporate Bonds and Notes†	—	107,724,723	—	107,724,723
Preferred Stocks†	—	471,539,782	—	471,539,782
Short-Term Investments
Other Investment Companies	603,876,404	—	—	603,876,404
Total Investments in Securities	$2,548,629,542	$1,560,420,496	—	$4,109,050,038

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Bermuda	2.0
Brazil	0.5
Canada	1.9
China	1.1
France	9.3
Germany	5.5
Japan	1.5
South Korea	19.6
United Kingdom	4.5
United States	54.1
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,821,484	—	$22,191,741	$22,191,741
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/15/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.